Income Taxes (Details Of Current And Deferred Income Tax Expense (Benefit)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current:
Domestic	¥ 243,648	¥ 102,357	¥ 156,764
Foreign	102,316	60,609	79,313
Total	345,964	162,966	236,077
Deferred:
Domestic	(5,523)	122,804	171,889
Foreign	(2,524)	10,250	21,225
Total	(8,047)	133,054	193,114
Income tax expense (benefit)	337,917	296,020	429,191
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	96,422	336,531	116,997
Derivatives qualifying for cash flow hedges	(235)	2,217	235
Defined benefit plans	69,515	43,213	(66,573)
Foreign currency translation adjustments	51,414	18,537	13,230
Total	217,116	400,498	63,889
Total, Income tax expense (benefit)	¥ 555,033	¥ 696,518	¥ 493,080